Pension Plans and Retiree Benefits - Schedule of Amounts in Regulatory Assets (Liabilities) to be Recognized over Next Fiscal Year (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Defined Benefit
Defined Benefit Plan Disclosure
Past service credit (cost)	$ (0.2)
Actuarial gain (loss)	(17.1)
Total	(17.3)
Post- Retirement Benefits
Defined Benefit Plan Disclosure
Past service credit (cost)	16.7
Actuarial gain (loss)	0.5
Total	$ 17.2